Employee Benefit Expenses - Schedule of The Weighted Average Assumptions Used To Determine Net Periodic (Details) - HMH Holding BV And Subsidiaries [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
German Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.70%	3.10%
Expected long-term return on plan assets	0.00%	0.00%
Interest crediting rate	2.60%	2.60%
Norwegian Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.50%	4.70%
Expected long-term return on plan assets	0.00%	0.00%
Interest crediting rate	4.00%	3.50%